PREPAYMENTS AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

7. PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets are as follows:

	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
			(Note 3)
Employee advances	1,785,204	400,771	56,447
Input VAT recoverable	2,632,299	4,121,464	580,496
Prepayments and deposits	266,027,845	64,677,780	9,109,675
Other receivables, net of allowance for doubtful accounts of RMB22,738,176 and RMB40,425,650, as of December 31, 2022 and 2023, respectively	2,016,306	2,166,685	305,171
	272,461,654	71,366,700	10,051,789

In March 2021, the Group signed a Bitcoin mining machine purchase agreement with Bitmain Technologies Limited. Pursuant to the purchase agreement, the Company will purchase 24,000 Antminer S19j Bitcoin mining machines, for a total consideration of US$82.8 million payable in installments according to the agreed time schedule. As of December 31,2022, the Group has prepaid RMB 513.7 million (US$72.4 million), received and confirmed 11,614 Antminer S19j Bitcoin mining machines as fixed assets of RMB 273.2 million (US$38.5 million). As of December 31,2023, the Group has prepaid RMB 513.7 million (US$72.4 million)，received and confirmed 21,110 Antminer S19j Bitcoin mining machines as fixed assets of RMB 463.8 million (US$65.3 million).

In August 2021, we formally stepped into the NFT business. In November 2021, we have entered into license agreements with international sports stars pursuant to which they have, respectively, granted us license to use their likeness for production of NFTs. As of December 31,2022, the Group has prepaid to the sports stars of RMB 135.5 million (US$ 19.1 million). Due to the instability of the NFT business development the Group recorded a full impairment of such prepayment amount at December 31, 2022.

In January 2023, the Company ceased operations of its NFT business. The Company reclassified the operations of NFT business as discontinued operations. The Company has reflected the reclassification of assets and liabilities of these entities as held for sale and the operations as discontinued operations. The Company reclassified the Prepayments and other current assets balance of RMB 25,924 as of December 31, 2022, which related to the NFT business to Current assets classified as held for sale.

In November 2021, the Group signed Antminer S19j Bitcoin mining machines hosting service agreements with Compute North LLC and Miningsky Technologies(manitoba)Inc. As of December 31, 2022, the Group has prepaid RMB 23.7 million (US$ 3.3 million). Due to Compute North and Miningsky Technologies breach of contracts, the Group terminated the agreements with them, and expected that the prepayment will not be recovered. The Group recorded a full impairment of such prepayment amount at December 31, 2022.